Schedule of Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025
Debt Disclosure [Abstract]
Notes payable – measured at fair value	$ 3,360
Total debt measured at fair value	3,360
Less: Amounts classified as current	(3,360)
Noncurrent portion